Vista Point Assets LLC ABS-15G

Exhibit 99.4 - Schedule 4

Comments	Loan ID	Redacted ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
	xxx	55521458			xxx	Property Type	propertyValuationPage	Single Family Detached	PUD	According to xxx, the property type is Single Family Detached; however, the tape data indicates PUD.